Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets

Note 7.

Intangible Assets

     The following table summarizes information relating to the Company's acquired intangible assets at December 31, 2011 and December 31, 2010:

	December 31,
			Estimated	WeightedAverage
	2011	2010	Useful Lives	Remaining Useful Life
Gross carrying amount of amortizable intangible assets

Affiliation agreements and affiliate relationships	$911,357	$911,357	4 to 25 years	17 years
Advertiser relationships	103,723	103,723	3 to 10 years	2 years
Other amortizable intangible assets	644	24,840	4 to 10 years	2 years
	1,015,724	1,039,920		16 years
Accumulated amortization
Affiliation agreements and affiliate relationships	(637,394)	(565,893)
Advertiser relationships	(92,166)	(84,684)
Other amortizable intangible assets	(391)	(24,461)
	(729,951)	(675,038)
Amortizable intangible assets, net of
accumulated amortization	285,773	364,882

Indefinite-lived intangible assets
Trademarks	19,900	19,900
Goodwill	83,173	83,173
Total intangible assets, net	$388,846	$467,955

Aggregate amortization expense
Years ended December 31, 2011 and 2010	$79,109	$86,650

During 2011, the Company retired $24,196 of fully amortized other amortizable intangible assets.

     The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each year from 2012 through 2016 to be as follows:

Years Ending December 31,
2012	$64,436
2013	31,678
2014	9,765
2015	9,746
2016	9,746

     The Company has historically been able to renew affiliation agreements upon expiration and has factored its experience with such renewals in estimating the future cash flows associated with its affiliation agreements and affiliate relationship intangible assets.

There were no accumulated impairment losses related to goodwill for any periods as of December 31, 2011.